Stock-Based Compensation - Summary of Warrant Activity (Detail) - Outstanding Warrants - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class Of Warrant Or Right [Line Items]
Number of shares Warrants, Beginning Balance	1,638,000	21,302,049
Number of shares Warrants exercised	0	(19,664,049)
Number of shares Warrants, Ending Balance	1,638,000	1,638,000